Information Concerning the Group's Consolidated Operations - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Consolidated operations [line items]
Upfront amount	$ 15.0
ALLO715 [Member]
Consolidated operations [line items]
Milestone Revenue	5.1
Calyxt Inc [member] | High Oleic Soyabean Meal [Member]
Consolidated operations [line items]
Revenue from sale of food	$ 16.7